Consolidated statement of changes in equity - SEK (kr) kr in Millions	Total	Group [member]	Joint ventures and associated companies [member]	Capital stock [member]	Additional paid in capital [member]	Retained earnings [member]	Retained earnings [member] Group [member]	Retained earnings [member] Joint ventures and associated companies [member]	Stockholder's equity [member]	Stockholder's equity [member] Group [member]	Stockholder's equity [member] Joint ventures and associated companies [member]	Non-controlling interest [member]	Non-controlling interest [member] Group [member]	Non-controlling interest [member] Joint ventures and associated companies [member]
Changes in cumulative translation adjustments		kr 4,236	kr (362)				kr 4,189	kr (362)		kr 4,189	kr (362)		kr 47
Items that will not be reclassified to profit or loss
Remeasurements related to post-employment benefits	kr (1,766)	(1,766)					(1,770)			(1,770)			4
Tax on items that will not be reclassified to profit or loss	520					kr 521			kr 521			kr (1)
Opening balance adjustment due to IFRS 15 | Increase (decrease) due to application of IFRS 15 [member]	(4,353)					(4,353)			(4,353)
Beginning balance (Previously stated [member]) at Dec. 31, 2015	147,366			kr 16,526	kr 24,731	105,268			146,525			841
Beginning balance (Adjusted Balance [member]) at Dec. 31, 2015	143,013			16,526	24,731	100,915			142,172			841
Available-for-sale interest-bearing securities
Gains (+)/Losses (-) arising during the period	(7)	(7)					(7)			(7)
Revaluation of other investments in shares and participations		(2)					(2)			(2)
Net income (loss) | Previously stated [member]	1,895
Net income (loss)	1,012	986	26				807	26		807	26		179
Tax on items that may be reclassified to profit or loss	1					1			1
Total other comprehensive income (loss), net of tax	2,620					2,570			2,570			50
Total comprehensive income	3,632					3,403			3,403			229
Transactions with owners
Stock issue	131			131					131
Sale of own shares	105					105			105
Repurchase of own shares	(321)					(131)			(131)			(190)
Long-term variable compensation plans	957					957			957
Dividends paid	(12,263)					(12,058)			(12,058)			(205)
Transactions with non-controlling interest	3					3			3
Ending balance (Previously stated [member]) at Dec. 31, 2016	140,492
Ending balance at Dec. 31, 2016	135,257			16,657	24,731	93,194			134,582			675
Changes in cumulative translation adjustments			(3,378)					(3,349)			(3,349)			kr (29)
Items that will not be reclassified to profit or loss
Remeasurements related to post-employment benefits	970	970					956			956			14
Tax on items that will not be reclassified to profit or loss	(547)					(544)			(544)			(3)
Available-for-sale interest-bearing securities
Gains (+)/Losses (-) arising during the period	68	68					68			68
Reclassification adjustments relating to available-for-sale financial assets disposed of in the year	5	5					5			5
Revaluation of other investments in shares and participations		99					99			99
Net income (loss) | Previously stated [member]	(35,063)
Net income (loss)	(32,433)	(32,454)	21				(32,597)	21		(32,597)	21		143
Tax on items that may be reclassified to profit or loss	(16)					(16)			(16)
Total other comprehensive income (loss), net of tax	(2,799)					(2,781)			(2,781)			(18)
Total comprehensive income	(35,232)					(35,357)			(35,357)			125
Transactions with owners
Stock issue	15			15					15
Sale of own shares	98					98			98
Repurchase of own shares	(103)					(15)			(15)			(88)
Long-term variable compensation plans	885					885			885
Dividends paid	(3,424)					(3,273)			(3,273)			(151)
Transactions with non-controlling interest	75											75
Ending balance (Previously stated [member]) at Dec. 31, 2017	100,176
Ending balance (Adjusted Balance [member]) at Dec. 31, 2017	96,588			16,672	24,731	54,549			95,952			636
Ending balance at Dec. 31, 2017	97,571			16,672	24,731	55,532			96,935			636
Changes in cumulative translation adjustments		2,047	14				2,010	14		2,010	14		37
Items that will not be reclassified to profit or loss
Remeasurements related to post-employment benefits	(2,453)					(2,457)			(2,457)			4
Revaluation of borrowings due to change in credit risk	207					207			207
Tax on items that will not be reclassified to profit or loss	285					286			286			(1)
Opening balance adjustment due to IFRS 15 | Application of IFRS9 [member]	(983)					(983)			(983)
Available-for-sale interest-bearing securities
Net income (loss)	(6,276)	kr (6,329)	kr 53				kr (6,583)	kr 53		kr (6,583)	kr 53		kr 254
Total other comprehensive income (loss), net of tax	100					60			60			40
Total comprehensive income	(6,176)					(6,470)			(6,470)			294
Transactions with owners
Sale of own shares	107					107			107
Long-term variable compensation plans	677					677			677
Dividends paid	(3,425)					(3,287)			(3,287)			(138)
Transactions with non-controlling interest	(1)					(1)			(1)
Ending balance at Dec. 31, 2018	kr 87,770			kr 16,672	kr 24,731	kr 45,575			kr 86,978			kr 792